Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Income Tax Expense

The amounts of income tax expense in the statements of operations for 2018, 2017 and 2016 are summarized as follows:

		2018	2017	2016
Current income taxes	Ps	(1,898)	(3,458)	(3,456)
Deferred income tax revenue (expense)		(2,569)	2,938	331

	Ps	(4,467)	(520)	(3,125)

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities

As of December 31, 2018 and 2017, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2018	2017
Deferred tax assets:
Tax loss carryforwards and other tax credits	Ps	13,796	15,900
Accounts payable and accrued expenses		6,638	7,083
Intangible assets and deferred charges, net		2,794	4,175

Total deferred tax assets, gross		23,228	27,158
Presentation offset regarding same legal entity		(11,661)	(12,341)

Total deferred tax assets, net in the statement of financial position		11,567	14,817

Deferred tax liabilities:
Property, machinery and equipment		(25,972)	(27,268)
Investments and other assets		(589)	(874)

Total deferred tax liabilities, gross		(26,561)	(28,142)
Presentation offset regarding same legal entity		11,661	12,341

Total deferred tax liabilities, net in the statement of financial position		(14,900)	(15,801)

Net deferred tax liabilities	Ps	(3,333)	(984)

Out of which:
Net deferred tax liability in Mexican entities [1]	Ps	(4,414)	(3,978)
Net deferred tax asset in Foreign entities [2]		1,081	2,994

Net deferred tax liabilities	Ps	(3,333)	(984)

1

Net deferred tax liabilities in Mexico mainly refer to a temporary difference resulting when comparing at the reporting date the carrying amount of property, machinery and equipment, as per IFRS, and their corresponding tax values (remaining tax-deductible amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period over 35 years, generating accounting expense that is not tax-deductible; hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2

Net deferred tax assets in foreign entities are mainly related to tax loss carryforwards recognized in recent years, mainly in the United States, that are expected to be recovered in the future against taxable income.

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position

As of December 31, 2018 and 2017, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

		2018				2017
		Asset	Liability	Net		Asset	Liability	Net
Mexican entities	Ps	3,079	(7,493)	(4,414)	Ps	3,212	(7,190)	(3,978)
Foreign entities		8,488	(7,407)	1,081		11,605	(8,611)	2,994

	Ps	11,567	(14,900)	(3,333)	Ps	14,817	(15,801)	(984)

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes

The breakdown of changes in consolidated deferred income taxes during 2018, 2017 and 2016 was as follows:

		2018	2017	2016
Deferred income tax (charged) credited to the income statement[1]	Ps	(2,569)	2,938	331
Deferred income tax (charged) credited to stockholders’ equity[2]		193	200	514
Reclassification to other captions in the statement of financial position and in the income statement[3]		27	(560)	531

Change in deferred income tax during the period	Ps	(2,349)	2,578	1,376

1	In 2017, includes net income tax revenue related to the recognition of deferred income tax assets in CEMEX’s operations in the United States (note 19.4).
2	In 2018, includes a deferred income tax revenue of Ps154 in connection with the adoption of IFRS 9 on January 1, 2018.
3	In 2018, 2017 and 2016, includes the effects of business combinations (note 4.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss

Current and/or deferred income tax relative to items of other comprehensive income during 2018, 2017 and 2016 were as follows:

		2018	2017	2016
Tax effects relative to foreign exchange fluctuations from debt (note 20.2)	Ps	—	—	(410)
Tax effects relative to foreign exchange fluctuations from intercompany balances (note 20.2)		29	32	(12)
Tax effects relative to actuarial (gains) and losses (note 20.2)		(530)	(1)	788
Foreign currency translation and other effects		723	201	(274)

	Ps	222	232	92

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire

As of December 31, 2018, consolidated tax loss and tax credits carryforwards expire as follows:

		Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards
2019	Ps	1,809	1,636	173
2020		8,749	8,483	266
2021		3,984	3,170	814
2022		6,576	6,389	187
2023 and thereafter		276,089	222,179	53,910

	Ps	297,207	241,857	55,350

Schedule of Effective Tax Rate Table

For the years ended December 31, 2018, 2017 and 2016, the effective consolidated income tax rates were as follows:

		2018	2017	2016
Income before income tax	Ps	15,511	13,700	17,616
Income tax expense		(4,467)	(520)	(3,125)

Effective consolidated income tax rate[1]		(28.8)%	(3.8)%	(17.7)%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate

Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	%	Ps	%	Ps	%	Ps
Mexican statutory tax rate	(30.0)	(4,653)	(30.0)	(4,110)	(30.0)	(5,285)
Non-taxable dividend income	0.8	124	0.1	14	0.2	32
Difference between accounting and tax expenses, net	(15.4)	(2,394)	(20.8)	(2,855)	82.3	14,507
Unrecognized effects during the year related to applicable tax consolidation regimes	(0.7)	(109)	0.9	123	(3.6)	(632)
Non-taxable sale of equity securities and fixed assets	4.6	713	15.0	2,049	3.7	650
Difference between book and tax inflation	(19.5)	(3,024)	(31.1)	(4,261)	(11.0)	(1,932)
Differences in the income tax rates in the countries where CEMEX operates[1]	16.0	2,482	21.8	2,991	11.0	1,932
Changes in deferred tax assets[2]	14.7	2,286	39.6	5,433	(69.9)	(12,320)
Changes in provisions for uncertain tax positions	1.8	279	(0.4)	(55)	0.7	123
Others	(1.1)	(171)	1.1	151	(1.1)	(200)

Effective consolidated tax rate	(28.8)	(4,467)	(3.8)	(520)	(17.7)	(3,125)

1

Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates. In 2018 and 2017, includes the effect related to the change in statutory tax rate in Colombia and the United States, respectively (note 19.4).

2	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet

The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2018 and 2017:

		2018		2017
		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation
Tax loss carryforwards generated and not recognized during the year	Ps	—	2,676	—	6,092
Derecognition related to tax loss carryforwards recognized in prior years		(1,770)	(56)	(5,221)	(5,221)
Recognition related to unrecognized tax loss carryforwards		98	98	9,694	9,694
Foreign currency translation and other effects		(432)	(432)	(6,087)	(5,132)

Changes in deferred tax assets	Ps	(2,104)	2,286	(1,614)	5,433

Schedule of Unrecognized Tax Benefits

A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2018, 2017 and 2016, excluding interest and penalties, is as follows:

		2018	2017	2016
Balance of tax positions at beginning of the period	Ps	1,571	1,132	1,190
Additions for tax positions of prior periods		119	663	200
Additions for tax positions of current period		15	16	90
Reductions for tax positions related to prior periods and other items		(44)	(32)	(131)
Settlements and reclassifications		(129)	(119)	(163)
Expiration of the statute of limitations		(624)	(138)	(126)
Foreign currency translation effects		(49)	49	72

Balance of tax positions at end of the period	Ps	859	1,571	1,132